Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000013020 | AssetU.S. Government AgenciesFR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000013020 | AssetCorporate Bonds & NotesFR_45262BAC7
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000013020 | AssetU.S. Treasury ObligationsFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000013020 | AssetAsset-Backed SecuritiesFR_05377RHM9
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000013020 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000013020 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000013020 | AssetPreferred SecuritiesFR_20453QAC6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013020 | AssetLoan Participations and AssignmentsFR_25472YAB7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013020 | AssetMunicipal Bonds & NotesFR_38122ND82
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013020 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000013020 | AssetAffiliated InvestmentsFR_72201W154_AF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000013020 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013020 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.50%)
C000133198 | AssetLoan Participations and AssignmentsFR_25472YAB7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000133198 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000133198 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133198 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(66.40%)
C000133198 | AssetCorporate Bonds & NotesFR_38141GYM0
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000133198 | AssetU.S. Government AgenciesFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000133198 | AssetAsset-Backed SecuritiesFR_67579AAW7
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000133198 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36262JAJ4
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000133198 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000133198 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000133198 | AssetAffiliated InvestmentsFR_72202G380_AF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013019 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000013019 | AssetAffiliated InvestmentsFR_72201W154_AF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000013019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.70%)
C000013019 | AssetU.S. Government AgenciesFR_01F050684
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000013019 | AssetCorporate Bonds & NotesFR_126650BS8
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000013019 | AssetAsset-Backed SecuritiesFR_00075VAA9
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000013019 | AssetNon-Agency Mortgage-Backed SecuritiesFR_09661XAC2
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000013019 | AssetU.S. Treasury ObligationsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000013019 | AssetSovereign IssuesFR_ACI2Q0PD7
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000013019 | AssetPreferred SecuritiesFR_19075QAH5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013019 | AssetMunicipal Bonds & NotesFR_651779BZ2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013019 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013019 | AssetReverse Repurchase AgreementsFR_913ZLB002PC5B110341
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000013021 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013021 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(112.20%)
C000013021 | AssetU.S. Treasury ObligationsFR_91282CLV1
Holdings [Line Items]
Percent of Net Asset Value	131.10%
C000013021 | AssetU.S. Government AgenciesFR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000013021 | AssetSovereign IssuesFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000013021 | AssetAsset-Backed SecuritiesFR_00851WAL3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000013021 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013021 | AssetNon-Agency Mortgage-Backed SecuritiesFR_16160FCD8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000013021 | Asset - ShortShort-Term InstrumentsFR_060990009_3.600
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000114641 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114641 | AssetAffiliated InvestmentsFR_72201W154_AF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000114641 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000114641 | AssetMunicipal Bonds & NotesFR_2322655W4
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000114641 | AssetU.S. Treasury ObligationsFR_91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114641 | AssetU.S. Government AgenciesFR_3137HASB3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114641 | AssetLoan Participations and AssignmentsFR_BA000TTJ1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114641 | AssetCorporate Bonds & NotesFR_743820AC6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114641 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990AEDSL1
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.